Pension and Postretirement Benefit Plans - Total Benefit Costs Recognized (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of net periodic benefit cost
Service cost	$ 1	$ 1
Interest cost	8	8
Expected return on plan assets	(7)	(7)
Amortization of net actuarial loss	2	2
Settlement losses			$ 0	$ 18	$ 11
Net periodic benefit cost	4	4
U.S. | Pension Benefits
Components of net periodic benefit cost
Service cost			2	3	4
Interest cost			17	16	13
Expected return on plan assets			(14)	(14)	(16)
Amortization of net actuarial loss			3	9	18
Settlement losses			0	18	11
Net periodic benefit cost			8	32	30
Amounts recorded in other comprehensive income
Balance at beginning of the year	74	92	92	167	238
Net actuarial gain			(15)	(48)	(41)
Amortization of net actuarial loss			(3)	(27)	(30)
Balance at end of the year			74	92	167
U.S. | Other Postretirement Benefit Plans
Components of net periodic benefit cost
Service cost			0	1	1
Interest cost			1	1	1
Amortization of net actuarial loss			(1)	(1)	0
Net periodic benefit cost			0	1	2
Amounts recorded in other comprehensive income
Balance at beginning of the year	(12)	(13)	(13)	(8)	(2)
Net actuarial gain			0	(6)	(6)
Amortization of net actuarial loss			1	1	0
Exchange rate loss (gain)			0	0	0
Balance at end of the year			(12)	(13)	(8)
Non U.S. | Pension Benefits
Components of net periodic benefit cost
Service cost			4	6	6
Interest cost			4	2	2
Expected return on plan assets			(2)	(2)	(2)
Amortization of net actuarial loss			0	2	3
Settlement losses			0	0	0
Net periodic benefit cost			6	8	9
Amounts recorded in other comprehensive income
Balance at beginning of the year	0	3	3	41	46
Net actuarial gain			(3)	(36)	(2)
Amortization of net actuarial loss			0	(2)	(3)
Balance at end of the year			0	3	41
Canada | Other Postretirement Benefit Plans
Components of net periodic benefit cost
Service cost			0	0	0
Interest cost			0	0	0
Amortization of net actuarial loss			0	0	0
Net periodic benefit cost			0	0	0
Amounts recorded in other comprehensive income
Balance at beginning of the year	$ 0	$ (1)	(1)	3	3
Net actuarial gain			0	(2)	(1)
Amortization of net actuarial loss			0	0	0
Exchange rate loss (gain)			1	(2)	1
Balance at end of the year			$ 0	$ (1)	$ 3